Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	$ 158,924
Additions	65,515	$ 33,019
Deconsolidation of Minera Exar fixed assets	(223,294)
Net book value at ending of the year	1,935	158,924
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	161,149	19,889
IFRS 16 adoption adjustments		296
Restated balance at January 1, 2019		20,185
50% of Minera Exar fixed assets		124,752
Additions	60,383	33,019
Capitalization of interest	5,132	2,110
Disposal of fixed assets	(83)	(60)
Reclassification to assets held for sale		(18,857)
Foreign exchange	19
Net book value at ending of the year	3,306	161,149
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(2,225)	(14,466)
50% of Minera Exar’s accumulated depreciation		1,260
Depreciation for the year	933	1,126
Deconsolidation of Minera Exar fixed assets	1,734
Disposal of fixed assets	53	50
Reclassification to assets held for sale		14,577
Net book value at ending of the year	(1,371)	(2,225)
Cauchari-Olaroz
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	156,854
Deconsolidation of Minera Exar fixed assets	(223,294)
Net book value at ending of the year		156,854
Cauchari-Olaroz | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	158,309
50% of Minera Exar fixed assets		124,752
Additions	59,853	31,447
Capitalization of interest	5,132	2,110
Net book value at ending of the year		158,309
Cauchari-Olaroz | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(1,455)
50% of Minera Exar’s accumulated depreciation		1,260
Depreciation for the year	279	195
Deconsolidation of Minera Exar fixed assets	1,734
Net book value at ending of the year		(1,455)
Land | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		386
Restated balance at January 1, 2019		386
Reclassification to assets held for sale		(386)
Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		2,143
Restated balance at January 1, 2019		2,143
Reclassification to assets held for sale		(2,143)
Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		(835)
Depreciation for the year		75
Reclassification to assets held for sale		910
Equipment and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	754
Net book value at ending of the year	727	754
Equipment and Machinery | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	951	5,066
Restated balance at January 1, 2019		5,066
Additions	247	526
Reclassification to assets held for sale		(4,641)
Net book value at ending of the year	1,198	951
Equipment and Machinery | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(197)	(1,859)
Depreciation for the year	274	425
Reclassification to assets held for sale		2,087
Net book value at ending of the year	(471)	(197)
Organoclay Plant | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		11,471
Restated balance at January 1, 2019		11,471
Reclassification to assets held for sale		(11,471)
Organoclay Plant | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		(11,471)
Reclassification to assets held for sale		11,471
Other
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	1,316
Net book value at ending of the year	1,208	1,316
Other | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	1,889	823
IFRS 16 adoption adjustments		296
Restated balance at January 1, 2019		1,119
Additions	283	1,046
Disposal of fixed assets	(83)	(60)
Reclassification to assets held for sale		(216)
Foreign exchange	19
Net book value at ending of the year	2,108	1,889
Other | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(573)	(301)
Depreciation for the year	380	431
Disposal of fixed assets	53	50
Reclassification to assets held for sale		109
Net book value at ending of the year	$ (900)	$ (573)